Fair Value Measurements - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Transfers into level 1	¥ 3,556	¥ 3,460
Transfers out of level 1	2,716	13,376
Impairment of long-lived assets	92,544	18,926
Impairments		177,135
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairments		0
Home Entertainment & Sound | LCD Television Assets Group
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment of long-lived assets		4,929	¥ 7,798
Devices segment | Battery Business Asset Group
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment of long-lived assets	30,643		32,107
Devices segment | Camera module
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment of long-lived assets	¥ 59,616
All Other
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairments		1,090
All Other | Disc Manufacturing
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment of long-lived assets		¥ 8,608	¥ 12,303
Battery business | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurements, discount rate	10.00%		10.00%
Battery business | Minimum | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurements, projected revenue growth rate	0.00%		0.00%
Battery business | Maximum | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurements, projected revenue growth rate	14.00%		15.00%
Disc manufacturing business | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurements, discount rate		10.00%	10.00%
Disc manufacturing business | Minimum | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurements, projected revenue decline rate		(5.00%)	(6.00%)
Disc manufacturing business | Maximum | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurements, projected revenue decline rate		(9.00%)	(13.00%)
Mobile Communications
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairments		¥ 176,045
Mobile Communications | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurements, discount rate		12.00%
Mobile Communications | Minimum | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurements, projected revenue growth rate		(3.00%)
Mobile Communications | Maximum | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurements, projected revenue growth rate		11.00%
Camera module | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurements, discount rate	10.00%
Camera module | Minimum | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurements, projected revenue growth rate	0.00%
Camera module | Maximum | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurements, projected revenue growth rate	108.00%